Fair Value Measurements - Additional Information (Detail)	3 Months Ended
Mar. 31, 2021 USD ($)
Fair value, net derivative asset (liability) measured on recurring basis, unobservable inputs reconciliation, transfers, net	$ 3,600,000
Money Market Funds
Assets held in trust	$ 175,003,740